Intangible Assets	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Intangible Assets
18.	INTANGIBLE ASSETS
The changes in intangible assets during the fiscal years ended on December 31, 2025 and 2024 are as follow:

Item	12/31/2025
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Depreciation					Residual value at the end of the fiscal year
						Accumulated	Transfers	Decrease	For the fiscal year	At the end
Cost
Licenses	95,791,366	5	9,943,952			65,348,634			17,483,659	82,832,293	22,903,025
Other intangible assets	381,017,691	5	73,531,675	308	(203,140)	217,457,691	(1)	308	76,937,584	294,394,966	159,950,952

Total intangible assets	476,809,057		83,475,627	308	(203,140)	282,806,325	(1)	308	94,421,243	377,227,259	182,853,977

Item	12/31/2024
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Depreciation					Residual value at the end of the fiscal year
						Accumulated	Transfers	Decrease	For the fiscal year	At the end
Cost
Licenses	126,528,155	5	10,004,572	68,937,208	28,195,847	87,577,867	29,408,281	67,832,294	16,194,780	65,348,634	30,442,732
Other intangible assets	557,716,352	5	70,740,214	219,270,817	(28,168,058)	381,328,840	(28,280,123)	216,168,318	80,577,292	217,457,691	163,560,000

Total intangible assets	684,244,507		80,744,786	288,208,025	27,789	468,906,707	1,128,158	284,000,612	96,772,072	282,806,325	194,002,732